Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Adasina Social Justice All Cap Global ETF
Shareholder Report [Line Items]
Fund Name	Adasina Social Justice All Cap Global ETF
Class Name	Adasina Social Justice All Cap Global ETF
Trading Symbol	JSTC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Adasina Social Justice All Cap Global ETF (the "Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.adasinaetf.com. You can also request this information by contacting us at (833) 743-0080 or by contacting the Fund at Adasina Social Justice All Cap Global ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 743-0080
Additional Information Website	www.adasinaetf.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adasina Social Justice All Cap Global ETF	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 16.11% (NAV) for the fiscal year ended August 31, 2024 as compared to 22.95% for the Dow Jones Global Index TR and 17.64% for the Adasina Social Justice Total Return Index. The Fund is an actively-managed ETF that invests substantially all of its assets in a portfolio of global equities. The Fund's performance was affected positively by Security Selection and Asset Allocation versus the benchmark. During the reporting period, global equity markets were significantly influenced by shifting expectations around inflation and interest rates, with stocks rallying on growing confidence that slowing inflation will allow for more rate cuts heading into the end of 2024.

What Factors Influenced Performance?

Global Economic Recovery: The ongoing post-pandemic recovery provided a favorable backdrop for global equity markets, benefiting many of our holdings.

Global Diversification: Our all-cap global approach helped balance risks and identify opportunities across various markets and capitalizations.

Sector Allocation: Key sector contributors to portfolio returns included Financial Services, Information Technology, and Industrials.

Security Selection: A significant factor in performance was the absence of the so-called "Magnificent 7" stocks (i.e., Apple, Microsoft, Alphabet, Amazon, Nvidia, Meta, and Tesla) from our portfolio, the majority of which violated our Forced & Child Labor screens in addition to numerous other violations of the Adasina Social Justice Investment Criteria. Their absence impacted returns negatively when these stocks surged, contributing to portfolio underperformance relative to unscreened broad global equities portfolios. However, it also provided some protection during periods when these stocks suffered significant declines. While this concentration in a few stocks drove broader market returns over the reporting period, it also increased market risk. Adhering to our Social Justice Investment Criteria produced a more diversified approach, which helped mitigate this concentration risk and allowed us to identify a broader range of sectors and companies to deliver value.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended August 31, 2024	1 Year	Since Inception (12/8/2020)
Adasina Social Justice All Cap Global ETF - NAV	16.11%	6.72%
Adasina Social Justice All Cap Global ETF - Market	16.26%	6.80%
Dow Jones Global Index	22.95%	9.22%
Adasina Social Justice Index	17.64%	8.31%

Performance Inception Date	Dec. 08, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 203,391,000
Holdings Count | Holdings	702
Advisory Fees Paid, Amount	$ 1,452,248
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)

Fund Size (Thousands)	$203,391
Number of Holdings	702
Total Advisory Fee Paid	$1,452,248
Annual Portfolio Turnover	82%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2024) Sector Breakdown (% of net assets) Geographic Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Aflac, Inc.	2.3
Merck & Co., Inc.	2.2
Visa, Inc. - Class A	1.8
Graco, Inc.	1.5
Xylem, Inc.	1.4
Juniper Networks, Inc.	1.4
Automatic Data Processing, Inc.	1.4
The Progressive Corp.	1.3
Snap-on, Inc.	1.3
S&P Global, Inc.	1.3

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.